RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2022
Related Party Transactions
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

All related party transactions occurred in the normal course of operations.

West African Minerals Limited (“WAML”)

In 2018, the Group disposed of its Cameroon operations by way of an in-specie distribution of all of its shares in West African Minerals Limited (formerly Ferrum Resources Limited) to shareholders. As part of this transaction, the Group had agreed to a deed of release with WAML whereby it agreed to write off $17,056,070 of loans in exchange for shares in WAML to be distributed as part of the in-specie distribution. A remaining amount of $3,400,000 was outstanding from WAML, however, after careful consideration of the operations of WAML and its subsidiaries, the Group decided to impair this receivable down to $nil in 2018 as it did not expect to recover any of this outstanding debt. In addition to the $3,400,000 outstanding was a working capital loan advance of $600,000 which was also impaired as the Group does not expect to recover any of this outstanding debt. During the year ended March 31, 2022, the Group had funded $0 (2021: $11,172) towards this $600,000 loan facility and as at the year-end no further amounts were payable under this facility. The amounts funded in the year have been immediately written off as the Group has no reasonable expectation of recovering the contractual cash flows of the loan in its entirety.

Tiziana Life Sciences Ltd

Tiziana Life Sciences Ltd is a related party as the entity is controlled by a person that has significant influence over the Group. The Company shares premises and other resources with Tiziana Life Sciences Ltd and there is a shared services agreement in place between the Company and Tiziana Life Sciences PLC. As at 31st March 2022, the Company had incurred $107,132 (2021: $86,567) worth of costs in relation to this agreement and at 31 March 2022 $47,041 was due to Tiziana Life Sciences Ltd. At 31 March 2021, $27,664 was receivable from Tiziana Life Sciences Ltd.